Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 02, 2012
Basis of Presentation and Significant Accounting Policies
Schedule of change in the entity's accrued warranty obligations

The change in the Company's accrued warranty obligations for the fiscal 2012, 2011 and 2010 was as follows (in thousands):

	December 2, 2012	November 27, 2011	November 28, 2010
Accrued warranty obligations at beginning of period	$13,606	$17,584	$16,464
Warranty claims(1)	(17,336)	(15,853)	(19,572)
Warranty provisions(2)(3)	20,528	15,034	20,692
Change in estimate (see Note 3)	—	(3,159)	—

Accrued warranty obligations at end of period	$16,798	$13,606	$17,584

(1)
Warranty claims for the year ended December 2, 2012 include approximately $10.2 million for claims associated with products sold prior to November 27, 2011 that are still under warranty. In estimating its warranty obligations, the Company considers the impact of recoverable salvage value on warranty cost in determining its estimate of future warranty obligations. The Company utilizes warranty trends on existing similar product in order to estimate future warranty claims associated with newly introduced product. Warranty claims and provisions shown above do not include estimated salvage recoveries that reduced cost of sales by $5.3 million, $5.0 million and $5.8 million for fiscal 2012, 2011 and 2010, respectively.

(2)
The provision for fiscal 2012 includes a decrease of approximately $0.3 million relating to increased recoverable salvage value included in the warranty obligation estimate. The provision for fiscal 2011 includes an increase of approximately $0.2 million relating to decreased recoverable salvage value included in the warranty obligation estimate. The provision for fiscal 2010 includes an increase of approximately $0.5 million relating to decreased recoverable salvage value included in the warranty obligation estimate.

(3)
The provision for fiscal 2012 also includes an increase of approximately $1.6 million related to the estimated liability for certain defective foundation units sold to customers between 2008 and 2011. (See Note 20).